Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (10,614,118)	$ (4,996,835)	$ (6,108,117)	$ (13,384,634)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	844	3,632	4,207	7,219
Impairment of assets under construction	0	0	244,284	6,978,457
Stock issued for services	380,683	948,200	1,018,090	133,701
Options issued for services	0	0	0	22,440
Stock issued for interest	0	0	412,374	0
Stock issued for compensation	0	0	0	2,417,400
Loss on settlement of debt	728,328	412,374	0	0
Warrant Expense	6,769,562	0	0	0
Amortization of debt discounts	44,960	1,642,462	1,644,957	535,914
Changes in assets and liabilities:
Other current assets	0	24,542	24,542	(5,156)
Prepaid expenses	28,808	(18,632)	(21,326)	14,778
Accounts payable and accrued expenses	1,574,149	523,564	0	0
Accounts payable	0	0	(213,902)	748,083
Accrued expenses	0	0	937,012	859,110
Net Cash Used In Operating Activities	(1,086,784)	(1,460,693)	(2,057,879)	(1,672,688)
Cash Flow From Investing Activities:
Cash acquired in acquisition	4,512	0	0	0
Assets under construction	(72,853)	(104,326)	(119,722)	(147,706)
Payments for acquisition	(49,773)	0	0	0
Net Cash Used In Investing Activities	(118,114)	(104,326)	(119,722)	(147,706)
Cash Flows From Financing Activities:
Repayment of notes payable - related party	(25,000)	(5,000)	(5,000)	(95,000)
Proceeds from due to related party, net of repayment	281,746	0	999,025	1,000,975
Proceeds from notes payable, convertible	80,000	0	0	50,000
Proceeds from issuance of common stock for cash	45,000	926,750	1,031,750	713,492
Proceeds from notes payable - related party	200,000	999,025	36,822	0
Stock repurchased from related parties	(111,440)	0	0	0
Stock issued for exercise of warrants for cash	748,535	0	0	0
Repayment of capital lease	0	(2,530)	(2,530)	(4,752)
Net Cash Provided by Financing Activities	1,218,841	1,918,245	2,060,067	1,664,715
Net increase in cash and cash equivalents	13,943	353,226	(117,534)	(155,679)
Cash and cash equivalents at beginning of year	7,495	125,029	125,029	280,708
Cash and Cash Equivalents at End of Period	21,438	478,255	7,495	125,029
Supplemental disclosure of cash flow information
Cash paid for interest expense	18,012	43,253	45,849	20,541
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Convertible note payable and accrued interest -related party converted to common stock	81,342	0	0	0
Accrued interest on related-party note converted to common stock	0	171,823	171,824	0
Exercise of warrants in lieu of repayment of related-party note payable	0	2,000,000	2,000,000	0
Debt discount on related-party note payable and extension of warrants	0	1,008,610	1,008,610	1,000,000
Debt discount on convertible note payable	0	0	0	6,667
Note Payable and accrued interest converted into common stock	653,230	0	0	0
Note Payable and accrued interest - related party converted into common stock	$ 826,231	$ 0	$ 0	$ 0